Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021
Previously Reported [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 5,241,718		$ 5,261,390
General and administrative expenses	15,358,226		11,700,922
Research and development costs	21,673,205		10,206,764
Finance costs, net	(9,945,296)	[1]	11,694,852	[2]
Net loss and comprehensive loss	(72,864,057)		(47,598,378)
Net loss attributable to the equity holder of the parent	(68,943,994)		(45,860,522)
Net loss attributable to non-controlling interests	$ (3,920,063)		$ (1,737,856)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent (in Dollars per share)	$ (511.03)		$ (706.13)
Adjustments Government grant liability [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales
General and administrative expenses
Research and development costs	403,656		397,607
Finance costs, net	50,915	[1]	2,643	[2]
Net loss and comprehensive loss	(454,571)		(400,249)
Net loss attributable to the equity holder of the parent	(274,737)		(240,150)
Net loss attributable to non-controlling interests	$ (179,834)		$ (160,099)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent (in Dollars per share)
Adjustments Development costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales
General and administrative expenses			95,000
Research and development costs	32,050		571,367
Finance costs, net	(140,000)	[1]	112,066	[2]
Net loss and comprehensive loss	107,950		(778,433)
Net loss attributable to the equity holder of the parent	107,950		(778,433)
Net loss attributable to non-controlling interests
Net loss per common share, basic and diluted, attributable to the equity holder of the parent (in Dollars per share)
Adjustments Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 69,000		$ (3,000)
General and administrative expenses	190,067		145,933
Research and development costs	(51,000)		51,000
Finance costs, net		[1]	(114,000)	[2]
Net loss and comprehensive loss	(208,067)		(79,933)
Net loss attributable to the equity holder of the parent	(208,067)		(79,933)
Net loss attributable to non-controlling interests
Net loss per common share, basic and diluted, attributable to the equity holder of the parent (in Dollars per share)
Adjustments Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 69,000		$ (3,000)
General and administrative expenses	190,067		240,933
Research and development costs	384,706		1,019,974
Finance costs, net	(89,085)	[1]	709	[2]
Net loss and comprehensive loss	(554,688)		(1,258,615)
Net loss attributable to the equity holder of the parent	(374,854)		(1,098,516)
Net loss attributable to non-controlling interests	$ (179,834)		$ (160,099)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent (in Dollars per share)	$ (2.78)		$ (16.91)
As Restated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 5,310,718		$ 5,258,390
General and administrative expenses	15,548,293		11,941,855
Research and development costs	22,057,911		11,226,737
Finance costs, net	(10,034,381)	[1]	11,695,561	[2]
Net loss and comprehensive loss	(73,418,745)		(48,856,993)
Net loss attributable to the equity holder of the parent	(69,318,848)		(46,959,038)
Net loss attributable to non-controlling interests	$ (4,099,897)		$ (1,897,955)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent (in Dollars per share)	$ (513.8)		$ (723.05)

[1]	The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2022, in an increase of accretion of government grant liability interest expenses of $4,984 and foreign exchange loss of $50,915.
[2]	The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2021, in an increase of accretion of government grant liability interest expenses of $29,942 and foreign exchange loss of $2,643.